UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/12

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:	224 Ponte Vedra Park Drive
		Suite 200
		Ponte Vedra Beach, FL  32082
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Ponte Vedra Beach, FL    25 July 2012
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		137

Form 13F Information Table Value Total:	              $412,407   (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105      331 25794.000SH       Sole                25794.000
AT&T Corp.                     COM              00206r102     2613 73273.827SH       Sole                73273.827
Abbott Laboratories            COM              002824100     1490 23110.295SH       Sole                23110.295
Allergan, Inc.                 COM              018490102      259 2800.000 SH       Sole                 2800.000
Altria Group, Inc.             COM              718154107     4290 124174.000SH      Sole               124174.000
Ameramex Int'l                 COM              02356P100        7 710000.000SH      Sole               710000.000
AmeriGas Partners LP           COM              030975106     1681 41257.129SH       Sole                41257.129
American Electric Power        COM              025537101      313 7835.000 SH       Sole                 7835.000
American Express               COM              025816109      877 15059.689SH       Sole                15059.689
American Natl Ins Co.          COM              028591105     5771 80969.107SH       Sole                80969.107
Apache Corp                    COM              037411105      701 7974.000 SH       Sole                 7974.000
Apple Computer                 COM              037833100     1882 3223.000 SH       Sole                 3223.000
BB&T Corporation               COM              054937107     2448 79350.000SH       Sole                79350.000
Bank of America                COM              060505104      645 78896.000SH       Sole                78896.000
Barrick Gold Corp              COM              067901108     8786 233848.000SH      Sole               233848.000
Baxter Intl. Inc.              COM              071813109      228 4289.000 SH       Sole                 4289.000
Baytex Energy Trust            COM              071813109      211 5000.000 SH       Sole                 5000.000
Becton Dickinson & Company     COM              075887109      271 3628.000 SH       Sole                 3628.000
Berkshire Hathaway Class B     COM              084670702    15003 180046.000SH      Sole               180046.000
BlackRock Ecosolutions Investm COM              092546100      281 35100.000SH       Sole                35100.000
Blue Gem Enterprise            COM              09548T106        0 243851.000SH      Sole               243851.000
Boeing                         COM              097023105     5664 76230.000SH       Sole                76230.000
Bristol Myers Squibb           COM              110122108     8852 246236.000SH      Sole               246236.000
C.R. Bard Inc                  COM              067383109      236 2200.000 SH       Sole                 2200.000
Canadian National Railway Co   COM              136375102      494 5850.000 SH       Sole                 5850.000
Caterpillar Inc.               COM              149123101    10851 127798.000SH      Sole               127798.000
Central Fund of Canada Limited COM              153501101     1068 53950.000SH       Sole                53950.000
Chevron Texaco                 COM              166764100     4523 42875.000SH       Sole                42875.000
Church & Dwight Co Inc         COM              171340102      305 5500.000 SH       Sole                 5500.000
Claymore/BNY BRIC              COM              18383M100      265 7775.000 SH       Sole                 7775.000
ClearBridge Energy MLP         COM              184692101      221 10000.000SH       Sole                10000.000
Coca Cola                      COM              191216100     7808 99863.620SH       Sole                99863.620
Colgate Palmolive              COM              194162103     1010 9702.000 SH       Sole                 9702.000
Colonial Bancgroup  Inc.       COM              195493309        0 29586.000SH       Sole                29586.000
ConocoPhillips                 COM              20825C104    10451 187020.607SH      Sole               187020.607
Constellation Brands           COM              21036P108      574 21200.000SH       Sole                21200.000
Csx Corporation                COM              126408103     4743 212124.000SH      Sole               212124.000
Deere & Company                COM              244199105     3183 39359.000SH       Sole                39359.000
Diageo PLC New ADR             COM              25243Q205      511 4959.000 SH       Sole                 4959.000
Duke Energy Corp.              COM              26441c204     9191 398588.000SH      Sole               398588.000
E I Dupont De Nemour           COM              263534109     1554 30736.895SH       Sole                30736.895
EMC Corporation                COM              268648102     2363 92214.000SH       Sole                92214.000
Emerson Electric               COM              291011104    11700 251186.032SH      Sole               251186.032
EverBank Financial Corp.       COM              29977G102     3263 300168.000SH      Sole               300168.000
Express Scripts, Inc           COM              30219g108     7461 133632.000SH      Sole               133632.000
Exxon Mobil Corp               COM              30231g102    10727 125364.000SH      Sole               125364.000
Federal Mogul Corporation      COM              313549107        0 50000.000SH       Sole                50000.000
Flowers Foods, Inc.            COM              343496105      753 32396.000SH       Sole                32396.000
Freeport-McMoRan Copper & Gold COM              35671D857     3165 92885.000SH       Sole                92885.000
Genco Shipping                 COM              Y2685T107       86 28125.000SH       Sole                28125.000
General Electric               COM              369604103    11205 537653.935SH      Sole               537653.935
General Mills                  COM              370334104     1259 32666.000SH       Sole                32666.000
General Signal Corp.           COM              367220100        2 10000.000SH       Sole                10000.000
Genuine Parts                  COM              372460105      389 6450.000 SH       Sole                 6450.000
H J Heinz                      COM              423074103     6693 123079.000SH      Sole               123079.000
HEICO Corp.                    COM              422806109     1514 38314.000SH       Sole                38314.000
Hawaiian Electric Ind.         COM              419870100     3080 108009.000SH      Sole               108009.000
Home Depot                     COM              437076102     1899 35838.000SH       Sole                35838.000
Honeywell Inc.                 COM              438516106     1692 30299.000SH       Sole                30299.000
Hospital Corp Of America       COM              422915108      311 10216.000SH       Sole                10216.000
Illinois Tool Works, Inc.      COM              452308109      913 17271.000SH       Sole                17271.000
Intel Corporation              COM              458140100     7331 275089.005SH      Sole               275089.005
International Business Machine COM              459200101     9747 49838.914SH       Sole                49838.914
Ireland, Inc.                  COM              46267t206       20 25500.000SH       Sole                25500.000
J.P Morgan Chase & Co.         COM              46625H100      977 27344.000SH       Sole                27344.000
Johnson & Johnson              COM              478160104    17242 255203.207SH      Sole               255203.207
Johnson Controls               COM              478366107     3282 118445.000SH      Sole               118445.000
Kinder Morgan Energy Partners  COM              494550106     2852 36298.143SH       Sole                36298.143
Kraft Foods, Inc.              COM              50075n104     3326 86111.838SH       Sole                86111.838
McDonald's Corp.               COM              580135101    11659 131699.929SH      Sole               131699.929
Merck & Co. Inc.               COM              589331107      955 22874.000SH       Sole                22874.000
Microsoft Corporation          COM              594918104     4118 134605.001SH      Sole               134605.001
Minnesota Mining Mfg           COM              88579y101     6924 77275.000SH       Sole                77275.000
Monsanto Company               COM              61166W101     1132 13680.000SH       Sole                13680.000
National Retail Properties, In COM              202218103      281 9950.000 SH       Sole                 9950.000
NextEra Energy, Inc.           COM              65339F101      210 3052.000 SH       Sole                 3052.000
Nike Inc Cl B                  COM              654106103     1446 16475.000SH       Sole                16475.000
Nordstrom, Inc.                COM              655664100     1491 30000.000SH       Sole                30000.000
Norfolk Southern Corp.         COM              655844108     2889 40250.000SH       Sole                40250.000
Occidental Petroleum           COM              674599105     1424 16599.000SH       Sole                16599.000
Oracle Corporation             COM              68389X105     3119 105013.000SH      Sole               105013.000
P P G Industries Inc.          COM              693506107      255 2400.000 SH       Sole                 2400.000
PROLOR Biotech, Inc.           COM              74344F106      222 44250.000SH       Sole                44250.000
Patriot Transportation Holding COM              70337B102     6039 256668.000SH      Sole               256668.000
Penn West Energy Trust         COM              707885109      164 12250.000SH       Sole                12250.000
Pepsico Inc.                   COM              713448108    13108 185509.886SH      Sole               185509.886
Pfizer                         COM              717081103     3548 154243.000SH      Sole               154243.000
Philip Morris International    COM              718172109     6096 69856.000SH       Sole                69856.000
Phillips 66 Common Stock       COM              718546104     2898 87175.000SH       Sole                87175.000
Piedmont Natural Gas Co.       COM              720186105     2433 75573.000SH       Sole                75573.000
Pioneer Natural Resources      COM              723787107      409 4642.000 SH       Sole                 4642.000
Potash Corp. of Saskatchewan,  COM              73755L107      617 14124.000SH       Sole                14124.000
Procter & Gamble               COM              742718109    10946 178715.000SH      Sole               178715.000
Qualcomm Inc.                  COM              747525103      219 3930.000 SH       Sole                 3930.000
Regency Centers Corporation    COM              758939102      514 10799.000SH       Sole                10799.000
Regions Financial Corp.        COM              7591ep100       94 13925.000SH       Sole                13925.000
Royal Dutch Petroleum          COM              780257804     1349 20013.000SH       Sole                20013.000
S&P 400 MidCap SPDRs           COM              78467Y107     7069 41269.000SH       Sole                41269.000
Schlumberger Limited           COM              806857108     1690 26030.000SH       Sole                26030.000
Southern Company               COM              842587107    13121 283387.000SH      Sole               283387.000
Spectra Energy Corp.           COM              847560109     5579 191968.000SH      Sole               191968.000
St Jude Medical Inc            COM              790849103      631 15800.000SH       Sole                15800.000
Starbucks Corporation          COM              855244109      620 11630.000SH       Sole                11630.000
Stryker Corp Com               COM              863667101      485 8804.000 SH       Sole                 8804.000
Sysco Corporation              COM              871829107      474 15905.000SH       Sole                15905.000
Target Inc.                    COM              87612E106      592 10175.000SH       Sole                10175.000
Thermoenergy Corp.             COM              883906406        5 49000.000SH       Sole                49000.000
Tidewater Inc.                 COM              886423102      487 10500.000SH       Sole                10500.000
United Technologies Corp.      COM              913017109     2091 27685.000SH       Sole                27685.000
Vanguard Index Small-Cap Growt COM              922908595      452 5400.000 SH       Sole                 5400.000
Vanguard Index Small-Cap Value COM              922908611      883 12950.000SH       Sole                12950.000
Vanguard Mid-Cap VIPERs        COM              922908629      672 8700.000 SH       Sole                 8700.000
Verizon Communications         COM              92343V104     4412 99274.093SH       Sole                99274.093
Visa Inc. Class A              COM              92826C839      260 2100.000 SH       Sole                 2100.000
Vodafone Corp.                 COM              92857w209     1980 70262.000SH       Sole                70262.000
Vulcan Materials Company       COM              929160109     5579 140483.000SH      Sole               140483.000
Wal-Mart Stores                COM              931142103     1456 20884.000SH       Sole                20884.000
Walgreen Co                    COM              931422109      310 10485.000SH       Sole                10485.000
Walt Disney                    COM              254687106     1957 40356.000SH       Sole                40356.000
WellPoint Inc.                 COM              94973V107      968 15172.000SH       Sole                15172.000
Wells Fargo & Co.              COM              949746101     5833 174441.060SH      Sole               174441.060
Weyerhaeuser Co.               COM              962166104     3835 171512.000SH      Sole               171512.000
Yum! Brands, Inc.              COM              895953107      583 9044.040 SH       Sole                 9044.040
iShares MSCI Australia Index                    464286103     4427 202625.000SH      Sole               202625.000
iShares MSCI Brazil Index Fund                  464286400     3612 69875.000SH       Sole                69875.000
iShares MSCI Emerg Mkts Index                   464287234      875 22354.000SH       Sole                22354.000
streetTRACKS Gold Shares                        78463V107     1242 8000.000 SH       Sole                 8000.000
Alabama Power 5.20% Div Qualif PFD              010392595     1070    40700 SH       Sole                    40700
American International Group 7 PFD              026874859      308    12000 SH       Sole                    12000
Goldman Sachs Group 6.20% Div. PFD              38144x500     1517    60800 SH       Sole                    60800
Goldman Sachs Group Floating R PFD              38143Y665     4296   240700 SH       Sole                   240700
JP Morgan Pfd. 7.00%  2/15/32  PFD              46623d200      959    37400 SH       Sole                    37400
JPM Chase Capital XXVI  8.00%  PFD              48124g104      243     9600 SH       Sole                     9600
JPM Chase Series S 6.625%      PFD              48123a207     1012    40050 SH       Sole                    40050
Metlife Inc. Floating Rate     PFD              59156R504    10172   411008 SH       Sole                   411008
Wells Fargo Cap XII  7.875%    PFD              94985V202     2984   115250 SH       Sole                   115250
AGIC Convertible & Income Fund                  65370F101      264    29590 SH       Sole                    29590
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